Cash (Details) - Schedule of Cash Consist - Cash [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Cash on hand	$ 72,839	$ 62,616
Cash at bank	3,603,543	3,790,852
Cash	$ 3,676,382	$ 3,853,468